Derivative Instruments Disclosures (Details 2) (Not Designated as Hedging Instrument, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	$ 1,992,482	$ (6,130,328)
Net realized gain (loss), Forward contracts	(358,113)	(479,865)
Net change in unrealized loss, Future contracts	189,664	(207,889)
Net change in unrealized loss, forward contracts	(42,771)	29,307
Net realized gain (loss)	1,634,369	(6,610,193)
Net change in unrealized loss	146,893	(178,582)
Agricultural commodities
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	(1,109)	(1,022,728)
Net change in unrealized loss, Future contracts	(101,906)	520,151
Currencies
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	44,526	(683,922)
Net change in unrealized loss, Future contracts	(93,086)	(145,943)
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	(1,837,757)	(770,805)
Net change in unrealized loss, Future contracts	(18,885)	(194,719)
Equity indices
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	3,692,773	(2,531,797)
Net change in unrealized loss, Future contracts	239,702	185,563
Interest rate instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	(1,328,145)	1,347,221
Net change in unrealized loss, Future contracts	(6,719)	(597,154)
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	1,422,194	(2,468,297)
Net change in unrealized loss, Future contracts	$ 170,558	$ 24,213